Note 22 - Segmented Information (Details) - Operating Segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 1,721,986	$ 1,582,271	$ 1,306,538
Depreciation and amortization	38,624	36,033	32,671
Operating earnings (loss)	80,384	78,156	42,384
Other income, net	1,122	1,262	1,551
Interest expense, net	(9,039)	(7,304)	(8,673)
Income tax expense	(32,552)	(18,205)	(12,381)
Net earnings from continuing operations	39,915	53,909	22,881
Net earnings from discontinued operations	1,104	23,807	3,280
Net earnings	41,019	77,716	26,161
Total assets	1,092,421	1,639,427	833,214
Total additions to long-lived assets	97,200	176,318	131,202
Continuing Operations [Member]
Segment Reporting Information [Line Items]
Net earnings from continuing operations	39,915	53,909	22,881
Total assets		1,023,883
Reportable Geographical Components [Member] | Americas [Member]
Segment Reporting Information [Line Items]
Revenues	889,738	823,146	716,516
Depreciation and amortization	18,100	14,959	14,182
Operating earnings (loss)	69,247	60,473	36,459
Total assets	488,228		386,676
Total additions to long-lived assets	78,124	23,988	12,332
Reportable Geographical Components [Member] | EMEA [Member]
Segment Reporting Information [Line Items]
Revenues	446,146	352,363	230,924
Depreciation and amortization	12,430	12,371	10,463
Operating earnings (loss)	38,777	22,009	7,473
Total assets	396,789		279,228
Total additions to long-lived assets	12,997	134,587	107,564
Reportable Geographical Components [Member] | Asia Pacific [Member]
Segment Reporting Information [Line Items]
Revenues	385,123	405,957	357,731
Depreciation and amortization	5,263	5,651	5,719
Operating earnings (loss)	41,092	47,392	36,480
Total assets	176,521		163,041
Total additions to long-lived assets	4,402	15,763	8,544
Reportable Geographical Components [Member] | Continuing Operations [Member] | Americas [Member]
Segment Reporting Information [Line Items]
Total assets		421,423
Reportable Geographical Components [Member] | Continuing Operations [Member] | EMEA [Member]
Segment Reporting Information [Line Items]
Total assets		425,461
Reportable Geographical Components [Member] | Continuing Operations [Member] | Asia Pacific [Member]
Segment Reporting Information [Line Items]
Total assets		183,436
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Revenues	979	805	1,367
Depreciation and amortization	2,831	3,052	2,307
Operating earnings (loss)	(68,732)	(51,718)	(38,028)
Total assets	30,883		4,269
Total additions to long-lived assets	$ 1,677	1,980	$ 2,762
Corporate, Non-Segment [Member] | Continuing Operations [Member]
Segment Reporting Information [Line Items]
Total assets		$ (6,437)